Note 9 - Deposits (Details Textual) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Time Deposit Maturities, Next Twelve Months	$ 140,900,000
Time Deposit Maturities, Year Two	73,400,000
Time Deposit Maturities, Year Three	41,900,000
Time Deposit Maturities, Year Four	25,600,000
Time Deposit Maturities, Year Five	19,100,000
Time Deposit Maturities, Thereafter	52,000
Time Deposits, at or Above FDIC Insurance Limit	$ 75,800,000	$ 39,400,000